SEMI-ANNUAL REPORT

[OAK LOGO OMITTED]
OAK ASSOCIATES FUNDS

PIN OAK AGGRESSIVE STOCK FUND
WHITE OAK GROWTH STOCK FUND
RED OAK TECHNOLOGY SELECT FUND

APRIL 30, 2000

TABLE OF CONTENTS

Shareholder Letter .......................  1

Pin Oak Aggressive Profile ...............  3

White Oak Growth Profile .................  4

Red Oak Technology Select Profile ........  5

Financial Highlights .....................  6

Statement of Net Assets ..................  8

Statement of Operations .................. 14

Statement of Changes in Net Assets ....... 15

Notes to Financial Statements ............ 16

CALL:          [ICON OMITTED]
--------------------------------------------------------------------------------
1-888-462-5386
Option 1 To order a free investor kit Option 2 To hear the latest fund prices Option 3 To obtain fund information & performance
Option 4 For existing shareholders to obtain account information & place transactions

CLICK:         [ICON OMITTED]
--------------------------------------------------------------------------------
WWW.OAKASSOCIATES.COM
[BULLET] To obtain fund prices
[BULLET] Access your account on-line
[BULLET] For portfolio manager commentary
[BULLET] To download forms & applications

[LOGO OF TREE OMITTED]
OAK ASSOCIATES, LTD., THE INVESTMENT ADVISER TO THE FUNDS, WAS ESTABLISHED IN 1985 AND CURRENTLY MANAGES OVER $25 BILLION IN PENSION, ENDOWMENT, INDIVIDUAL AND MUTUAL FUND ASSETS. OAK CONCENTRATES IN THE MARKET SECTORS BELIEVED TO HAVE THE GREATEST LONG-TERM GROWTH POTENTIAL AND THEN FOCUSES ON KEY COMPANIES IN THOSE AREAS. OAK BELIEVES THAT A PATIENT BUY-AND-HOLD STRATEGY, LOW PORTFOLIO TURNOVER, AND CONTROLLED FUND OPERATING EXPENSES ARE INTEGRAL TO ACHIEVING SUPERIOR LONG-TERM PERFORMANCE.

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report, which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statement of Operations for the six-month period ended April 30, 2000. We encourage you to read them to help you stay informed about your mutual fund investment.

While the market has experienced much volatility in the past six months, we believe the long-term prospects for U.S. stocks, particularly our areas of investment, remain good. We are experiencing a boom in productivity in conjunction with strong gross national product growth and low inflation, all of which are likely to continue farther in time and higher in magnitude than most people ever dreamed. We are seeing new examples of enhanced productivity related to technology every day, which should continue to serve as a deflationary force over time. As we have said previously, we are in the midst of a Second Industrial Revolution, and the steady, long-term investor should continue to enjoy solid performance returns for some time.

The last six months have been very positive for the Oak Associates Funds. Some noteworthy accomplishments include:

SOLID PERFORMANCE
The stock market has been a roller coaster ride for investors, but overall the Oak Associates Funds have performed well compared to both our benchmarks and our peers. White Oak Growth, Pin Oak Aggressive and Red Oak Technology Select returned 34.22%, 63.44% and 83.83% respectively for the six-month period ended April 30, 2000. The S&P 500 Composite Index was up 7.20% and the Nasdaq 100 was up 43.10% over the same period of time. Strong one-year performance numbers are reflected in the chart below.

                        1 YEAR PERFORMANCE AS OF 4/30/00
--------------------------------------------------------------------------------
[BAR CHART OMITTED]

PIN OAK AGGRESSIVE STOCK 133.13%
S&P 400 MID-CAP INDEX 23.52%

[BAR CHART OMITTED]

WHITE OAK GROWTH STOCK 56.92%
S&P 500 COMPOSITE INDEX 10.13%


[BAR CHART OMITTED]

RED OAK TECHNOLOGY SELECT 179.28%
NASDAQ 100 INDEX 76.71%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONTINUED ASSET GROWTH
We have also continued to have tremendous asset growth. As of April 30, 2000 the Funds have grown to a $5.2 billion fund company, up from $2.5 billion in assets six months earlier.

POSITIVE MEDIA ATTENTION
White Oak Growth, for the third year in a row, was named to the "Money100" list of the best mutual funds in America, as selected by MONEY magazine. Pin Oak Aggressive and Red Oak Technology Select were highlighted in a BUSINESS WEEK article about actively managed mutual funds trouncing S&P Index Funds. And all three Funds have been listed as top performers in the WALL STREET JOURNAL, BARRONS and the NEW YORK TIMES over the past six months.

As we continue to grow, our team will constantly be looking for ways to enhance the services we provide to you, our clients. If you have any suggestions, comments or questions, please visit our web site at WWW.OAKASSOCIATES.COM or call us toll-free at 1-888-462-5386.

As always, we appreciate the trust you have placed in us, and look forward to helping you achieve your long-term financial objectives.

Sincerely,

/S/SIGNATURE                                      /S/SIGNATURE
[PHOTO OMITTED]                                   [PHOTO OMITTED]
James D. Oelschlager                              Douglas S. MacKay
CHIEF INVESTMENT OFFICER                          CO-PORTFOLIO MANAGER
PORTFOLIO MANAGER

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                                       2

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PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2000

--------------------------------------------------------------------------------
                                    OBJECTIVE
--------------------------------------------------------------------------------
The Fund invests primarily in common stocks of U.S. companies with small to medium market capitalizations (between $500 million and $5 billion) that are key performers within growing industries.

--------------------------------------------------------------------------------
                               PERFORMANCE UPDATE
--------------------------------------------------------------------------------
                                          AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------
                                   1 YEAR      3 YEAR     5 YEAR   INCEPTION TO
                                   RETURN      RETURN     RETURN       DATE
--------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND      133.13%     62.03%     38.96%      28.18%
--------------------------------------------------------------------------------
S&P 400 Mid-Cap Index              23.52%      24.81%     22.68%      18.49%
--------------------------------------------------------------------------------
Lipper Multi-Cap Growth Average    48.76%      34.75%     27.66%      20.86%
--------------------------------------------------------------------------------
                                                                Inception 8/2/92

--------------------------------------------------------------------------------
                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------
                    Applied Materials...................   5.2%
                    Cacheflow...........................   5.2%
                    Exodus..............................   5.1%
                    Cisco Systems.......................   5.1%
                    Linear Technology...................   5.1%
                    Network Appliance...................   4.9%
                    Veritas.............................   4.6%
                    JDS Uniphase........................   4.5%
                    Maxim Integrated ...................   4.2%
                    Brocade Communications..............   4.1%


--------------------------------------------------------------------------------
                                   FUND DATA
--------------------------------------------------------------------------------
                    Ticker Symbol....................  POGSX
                    Share Price......................  $66.24
                    Total Net Assets.................  $520M
                    Total Portfolio Holdings.........  27

--------------------------------------------------------------------------------
                                        3
                                                           WWW.OAKASSOCIATES.COM

WHITE OAK GROWTH STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2000

--------------------------------------------------------------------------------
                                    OBJECTIVE
--------------------------------------------------------------------------------
The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.

--------------------------------------------------------------------------------
                               PERFORMANCE UPDATE
--------------------------------------------------------------------------------
                                         AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------
                                  1 YEAR      3 YEAR    5 YEAR    INCEPTION TO
                                  RETURN      RETURN    RETURN        DATE
--------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND       56.92%      43.78%    40.26%       29.27%
--------------------------------------------------------------------------------
S&P 500 Composite Index           10.13%      23.70%    25.25%       19.74%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth Average   30.02%      31.85%    27.45%       20.76%
--------------------------------------------------------------------------------
                                                                Inception 8/2/92

--------------------------------------------------------------------------------
                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------
                    Applied Materials...................   8.1%
                    Eli Lilly...........................   6.0%
                    EMC.................................   6.0%
                    Merck...............................   5.7%
                    Cisco Systems.......................   5.5%
                    Intel...............................   5.1%
                    Sun Microsystems....................   5.1%
                    Ciena...............................   5.0%
                    American Int'l Group................   4.7%
                    Charles Schwab......................   4.6%

--------------------------------------------------------------------------------
                                    FUND DATA
--------------------------------------------------------------------------------
                      Ticker Symbol................... WOGSX
                      Share Price..................... $71.51
                      Total Net Assets................ $3.7B
                      Total Portfolio Holdings........ 24


--------------------------------------------------------------------------------
                                       4

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
RED OAK TECHNOLOGY SELECT FUND
--------------------------------------------------------------------------------
APRIL 30, 2000

--------------------------------------------------------------------------------
                                    OBJECTIVE
--------------------------------------------------------------------------------
The Fund primarily invests in common stocks of a small number of companies which rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements.

--------------------------------------------------------------------------------
                               PERFORMANCE UPDATE
--------------------------------------------------------------------------------
                                             1 YEAR      INCEPTION TO
                                             RETURN          DATE
--------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND               179.28%       134.69%
--------------------------------------------------------------------------------
NASDAQ 100 Index                             76.71%         71.64%
--------------------------------------------------------------------------------
Lipper Science & Technology Average          101.64%        94.91%
--------------------------------------------------------------------------------
                                                              Inception 12/31/98

--------------------------------------------------------------------------------
                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------
               TriQuint............................   5.7%
               JDS Uniphase........................   5.5%
               Cisco Systems.......................   5.4%
               Novellus............................   5.3%
               Applied Materials...................   5.2%
               EMC.................................   5.1%
               Brocade Communications..............   5.0%
               Network Appliance...................   5.0%
               Sun Microsystems....................   4.8%
               PMC-Sierra..........................   4.8%


--------------------------------------------------------------------------------
                                    FUND DATA
--------------------------------------------------------------------------------
                Ticker Symbol...................   ROGSX
                Share Price.....................   $31.14
                Total Net Assets................   $946M
                Total Portfolio Holdings........   23

--------------------------------------------------------------------------------
                                       5
                                                           WWW.OAKASSOCIATES.COM

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30, 2000 (UNAUDITED) AND THE PERIODS ENDED OCTOBER 31,


                                    REALIZED AND                                   NET
            NET ASSET       NET      UNREALIZED   DISTRIBUTIONS  DISTRIBUTIONS    ASSET                     NET ASSETS    RATIO OF
              VALUE     INVESTMENT    GAINS OR      FROM NET         FROM         VALUE                       END OF     EXPENSES TO
            BEGINNING     INCOME    (LOSSES) ON    INVESTMENT       CAPITAL      END OF        TOTAL          PERIOD       AVERAGE
            OF PERIOD     (LOSS)     SECURITIES      INCOME          GAINS       PERIOD        RETURN+         (000)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

PIN OAK AGGRESSIVE STOCK FUND
 2000*       $41.85        $(0.10)      $26.02         --            (1.53)     $66.24            63.44%    $520,151       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 1999        $21.96         (0.13)       20.02         --            --         $41.85            90.57%    $131,755       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 1998(1)     $19.46         (0.15)        2.65         --            --         $21.96            12.85%     $41,444       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 1997        $17.08         (0.11)        2.49         --            --         $19.46            13.93%     $31,681       0.99%
------------------------------------------------------------------------------------------------------------------------------------
 1996        $17.32         (0.09)       (0.15)        --            --         $17.08            (1.39)%    $23,738       0.96%
------------------------------------------------------------------------------------------------------------------------------------
 1995        $11.60         (0.08)        5.80         --            --         $17.32            49.31%     $15,652       0.98%

WHITE OAK GROWTH STOCK FUND
 2000*       $53.28        $(0.10)      $18.33         --            --         $71.51            34.22%  $3,720,675       0.98%
------------------------------------------------------------------------------------------------------------------------------------
 1999        $34.04         (0.13)       19.37         --            --         $53.28            56.52%  $2,196,364       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 1998(1)     $29.29         (0.05)        4.86         --            (0.06)     $34.04            16.48%    $830,219       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 1997        $21.88          0.03         7.49         (0.04)        (0.07)     $29.29            34.46%    $362,404       0.98%
------------------------------------------------------------------------------------------------------------------------------------
 1996        $18.08          0.05         3.80         (0.05)        --         $21.88            21.33%     $26,109       0.95%
------------------------------------------------------------------------------------------------------------------------------------
 1995        $11.92          0.04         6.15         (0.03)        --         $18.08            52.07%     $10,495       0.97%

RED OAK TECHNOLOGY SELECT FUND
 2000*       $16.94        $(0.07)      $14.27         --            --         $31.14            83.83%    $946,314       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 1999(2)     $10.00        $(0.05)       $6.99         --            --         $16.94            69.40%+   $168,562       1.00%


                                          RATIO OF NET
                              RATIO OF     INVESTMENT
               RATIO OF       EXPENSES    INCOME (LOSS)
            NET INVESTMENT   TO AVERAGE    TO AVERAGE
             INCOME (LOSS)   NET ASSETS    NET ASSETS  PORTFOLIO
              TO AVERAGE     (EXCLUDING    (EXCLUDING  TURNOVER
              NET ASSETS      WAIVERS)      WAIVERS)     RATE
-----------------------------------------------------------------

PIN OAK AGGRESSIVE STOCK FUND
 2000*         (0.47)%        1.05%        (0.52)%      7.06%
---------------------------------------------------------------
 1999          (0.57)%        1.10%        (0.67)%     26.47%
---------------------------------------------------------------
 1998(1)       (0.79)%        1.14%        (0.93)%     10.04%
---------------------------------------------------------------
 1997          (0.75)%        1.23%        (0.99)%     17.30%
---------------------------------------------------------------
 1996          (0.62)%        1.47%        (1.13)%     31.65%
---------------------------------------------------------------
 1995          (0.70)%        1.65%        (1.37)%     49.28%

WHITE OAK GROWTH STOCK FUND
 2000*         (0.34)%        0.98%        (0.34)%      7.19%
---------------------------------------------------------------
 1999          (0.34)%        1.04%        (0.38)%      6.27%
---------------------------------------------------------------
 1998(1)       (0.22)%        1.07%        (0.29)%      6.16%
---------------------------------------------------------------
 1997           0.06 %        1.14%        (0.10)%      7.90%
---------------------------------------------------------------
 1996           0.23 %        1.50%        (0.32)%      8.07%
---------------------------------------------------------------
 1995           0.29 %        2.06%        (0.80)%     22.43%

RED OAK TECHNOLOGY SELECT FUND
 2000*         (0.77)%        1.04%        (0.81)%     27.26%
---------------------------------------------------------------
 1999(2)       (0.81)%        1.20%        (1.01)%     16.54%

* FOR THE SIX MONTHS ENDED APRIL 30, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO FEBRUARY 27, 1998 IS THE FINANCIAL DATA OF THE PIN OAK AGGRESSIVE STOCK FUND AND THE WHITE OAK GROWTH STOCK FUND, RESPECTIVELY, EACH A SERIES OF THE ADVISORS' INNER CIRCLE FUND.
(2) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

--------------------------------------------------------------------------------
                                      6 & 7
1-888-462-5386
                                                           WWW.OAKASSOCIATES.COM

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 2000 (UNAUDITED)

PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------
                                    Market
Description              Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.7%
--------------------------------------------------------------------------------
 APPLICATION SERVICE PROVIDER -- 9.0%
 Digex                    257,000 $  20,046
 Exodus Communications    300,000    26,531
                                   --------
                                     46,577
                                   --------
--------------------------------------------------------------------------------
 ATM MACHINES -- 0.6%
 Diebold                  100,000     2,888
                                   --------
                                      2,888
                                   --------
--------------------------------------------------------------------------------
 BANKS -- 3.7%
 MBNA                     715,000    18,992
                                   --------
                                     18,992
                                   --------
--------------------------------------------------------------------------------
 COMPUTER STORAGE-- 9.5%
 Network Appliance        342,000    25,287
 Veritas Software         225,000    24,135
                                   --------
                                     49,422
                                   --------
--------------------------------------------------------------------------------
 FIBER OPTICS -- 9.6%
 Ciena                     90,700    11,213
 JDS Uniphase             228,000    23,641
 Sycamore Networks        195,000    15,308
                                   --------
                                     50,162
                                   --------
--------------------------------------------------------------------------------
 INSURANCE -- 0.0%
 Mutual Risk Management
   Limited                 24,101       378
                                   --------
                                        378
                                   --------
--------------------------------------------------------------------------------
 INTERNET SERVICE PROVIDER -- 3.9%
 Earthlink              1,080,000    20,385
                                   --------
                                     20,385
                                   --------

--------------------------------------------------------------------------------
                                    Market
Description               Shares   Value (000)
--------------------------------------------------------------------------------
 MANAGED HEALTH CARE SERVICES -- 1.9%
 Express Scripts, Class A 275,000  $  9,831
                                   --------
                                      9,831
                                   --------
--------------------------------------------------------------------------------
 NETWORKING PRODUCTS-- 17.6%
 Cacheflow                365,000    27,101
 Cisco Systems            381,600    26,455
 Foundry Networks         185,000    16,835
 Juniper Networks          98,300    20,907
                                   --------
                                     91,298
                                   --------

--------------------------------------------------------------------------------
 PREPACKAGED SOFTWARE -- 3.0%
 Advent Software          294,000    15,435
                                   --------
                                     15,435
                                   --------
--------------------------------------------------------------------------------
 SEMI-CONDUCTOR CAPITAL EQUIPMENT MANUFACTURING -- 5.2%
 Applied Materials        267,000    27,184
                                   --------
                                     27,184
                                   --------
--------------------------------------------------------------------------------
 SEMICONDUCTORS/ELECTRONICS-- 24.5%
 Atmel                    300,000    14,681
 Linear Technology        460,000    26,277
 Maxim Integrated
    Products              340,000    22,035
 PMC-Sierra                90,000    17,269
 TriQuint Semiconductor   112,000    11,515
 Vitesse Semiconductor    250,000    17,016
 Xilinx                   250,000    18,313
                                   --------
                                    127,106
                                   --------
--------------------------------------------------------------------------------
 STORAGE AREA NETWORKING -- 4.1%
 Brocade Communication
   Systems                173,000    21,452
                                   --------
                                     21,452
                                   --------
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT -- 1.1%
 Aspect Communications    167,600     5,950
                                   --------
                                      5,950
                                   --------

TOTAL COMMON STOCKS
   (Cost $353,421)                  487,060
                                   --------

--------------------------------------------------------------------------------
                                       8
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--------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND -- CONTINUED
--------------------------------------------------------------------------------
                         Face           Market
Description          Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.8%
J.P. Morgan
 5.670%, dated 04/28/00, matures
 05/01/00, repurchase price $40,674,936
 (collateralized by U.S. Treasury
 Note, par value $41,868,000,
 5.625%, 09/30/01, total market
 value: $41,469,219)      $40,656 $  40,656
                                   --------

TOTAL REPURCHASE AGREEMENT
   (Cost $40,656)                    40,656
                                   --------
TOTAL INVESTMENTS -- 101.5%
   (Cost $394,077)                  527,716
                                   --------
 OTHER ASSETS AND LIABILITIES,
    NET-- (1.5%)                     (7,565)
                                   --------

--------------------------------------------------------------------------------
                                      Market
Description                         Value (000)
--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited authorization
  -- no par value) based on 7,852,311
  outstanding shares of beneficial
  interest                         $383,781
Accumulated net investment loss        (763)
Accumulated net realized gain
  on investments                      3,494
Net unrealized appreciation
  on investments                    133,639
                                  ---------
TOTAL NET ASSETS -- 100.0%         $520,151
                                  ---------
                                  ---------
Net Asset Value, Offering and Redemption
   Price Per Share                   $66.24
                                  ---------
                                  ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       9
                                                           WWW.OAKASSOCIATES.COM

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 2000 (UNAUDITED)

WHITE OAK GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                     Market
Description              Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.4%
--------------------------------------------------------------------------------
 BANKS -- 8.9%
 Bank of America        1,800,000 $  88,200
 Citigroup              2,430,000   144,433
 MBNA                   3,650,000    96,953
                                   --------
                                    329,586
                                   --------
--------------------------------------------------------------------------------
 COMPUTER HARDWARE -- 9.5%
 Dell Computer          3,290,000   164,911
 Sun Microsystems       2,050,800   188,545
                                   --------
                                    353,456
                                   --------
--------------------------------------------------------------------------------
 COMPUTER STORAGE -- 6.0%
 EMC                    1,595,000   221,605
                                   --------
                                    221,605
                                   --------
--------------------------------------------------------------------------------
 FIBER OPTICS -- 7.1%
 Ciena                  1,491,200   184,350
 Corning                  100,000    19,750
 JDS Uniphase             600,000    62,212
                                   --------
                                    266,312
                                   --------
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 4.9%
 First Data               235,100    11,446
 Schwab Charles         3,845,000   171,103
                                   --------
                                    182,549
                                   --------
--------------------------------------------------------------------------------
 MEDICAL PRODUCTS & SERVICES -- 4.5%
 Medtronic              3,238,000   168,174
                                   --------
                                    168,174
                                   --------
--------------------------------------------------------------------------------
 INSURANCE -- 4.7%
 American International
   Group                1,600,000   175,500
                                   --------
                                    175,500
                                   --------

--------------------------------------------------------------------------------
                                     Market
Description               Shares   Value (000)
--------------------------------------------------------------------------------
 NETWORKING PRODUCTS -- 5.5%
 Cisco Systems          2,943,000 $ 204,033
                                   --------
                                    204,033
                                   --------
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 16.2%
 Eli Lilly & Company    2,875,000   222,274
 Merck & Company        3,050,000   211,975
 Pfizer                 3,995,000   168,289
                                   --------
                                    602,538
                                   --------
--------------------------------------------------------------------------------
 SECURITY BROKERS -- 4.5%

 Morgan Stanley, Dean
   Witter, Discover     2,195,000   168,466
                                   --------
                                    168,466
                                   --------
--------------------------------------------------------------------------------
 SEMICONDUCTORS/ELECTRONICS -- 9.4%
 Intel                  1,510,000   191,487
 Linear Technology      2,764,800   157,939
                                   --------
                                    349,426
                                   --------

--------------------------------------------------------------------------------
 PREPACKED SOFTWARE -- 3.9%
 Microsoft              2,065,000   144,034
                                   --------
                                    144,034
                                   --------
--------------------------------------------------------------------------------
 SEMI-CONDUCTOR CAPITAL EQUIPMENT MANUFACTURING -- 8.1%
 Applied Materials      2,948,400   300,184
                                   --------
                                    300,184
                                   --------
--------------------------------------------------------------------------------
 TELECOMMUNICATION EQUIPMENT -- 3.2%
 Nortel Networks          109,200    12,367
 Tellabs                1,950,000   106,884
                                   --------
                                    119,251
                                   --------
TOTAL COMMON STOCKS
   (Cost $2,075,854)              3,585,114
                                   --------

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                                       10
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
--------------------------------------------------------------------------------

WHITE OAK GROWTH STOCK FUND -- CONTINUED
--------------------------------------------------------------------------------
                       Face          Market
Description          Amount (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 4.0%
 J.P. Morgan
   5.670%, dated 04/28/00, matures
   05/01/00, repurchase price $61,034,040
   (collateralized by U.S. Treasury
   Bond, par value $42,001,000,
   11.250%, 02/15/15, total market
   value: $62,226,406)    $61,005  $ 61,005
 Lehman Brothers
   5.670%, dated 04/28/00, matures
   05/01/00, repurchase price $88,912,540
   (collateralized by various U.S. Treasury
   Bonds, total market value:
   $90,649,377)            88,871    88,871
                                   --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $149,876)                  149,876
                                   --------
TOTAL INVESTMENTS -- 100.4%
   (Cost $2,225,730)              3,734,990
                                   --------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES,
    NET-- (0.4%)                    (14,315)
                                  ---------

--------------------------------------------------------------------------------
                                      Market
Description                         Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited authorization
   -- no par value) based on 52,032,379
   outstanding shares of beneficial
   interest                      $2,215,988
Accumulated net investment loss      (5,049)
Accumulated net realized gain
   on investments                       476
Net unrealized appreciation
   on investments                 1,509,260
                                  ---------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS -- 100.0%      $3,720,675
                                  ---------
                                  ---------
Net Asset Value, Offering and Redemption
   Price Per Share                   $71.51
                                  ---------
                                  ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       11
                                                           WWW.OAKASSOCIATES.COM

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 2000 (UNAUDITED)

RED OAK TECHNOLOGY SELECT FUND
--------------------------------------------------------------------------------
                                     Market
Description                Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS  --  99.0%
--------------------------------------------------------------------------------
 APPLICATION SERVICE PROVIDER -- 4.4%
 Exodus Communications    475,800$   42,078
                                   --------
                                     42,078
                                   --------
--------------------------------------------------------------------------------
 COMPUTER HARDWARE-- 6.1%
 Gateway                  222,900    12,315
 Sun Microsystems         491,000    45,141
                                   --------
                                     57,456
                                   --------
--------------------------------------------------------------------------------
 COMPUTER STORAGE-- 10.1%
 EMC                      350,100    48,642
 Network Appliance        639,800    47,305
                                   --------
                                     95,947
                                   --------
--------------------------------------------------------------------------------
 FIBER OPTICS -- 12.3%
 Ciena                    328,700    40,636
 JDS Uniphase             504,800    52,341
 Newport                  194,400    23,583
                                   --------
                                    116,560
                                   --------
--------------------------------------------------------------------------------
 NETWORKING PRODUCTS-- 13.0%
 Cisco Systems            733,800    50,873
 Foundry Networks         375,000    34,125
 Juniper Networks         180,000    38,284
                                   --------
                                    123,282
                                   --------
--------------------------------------------------------------------------------
PREPACKAGED SOFTWARE -- 3.8%
 Microsoft                512,600    35,754
                                   --------
                                     35,754
                                   --------
--------------------------------------------------------------------------------
 SEMI-CONDUCTORS/ELECTRONICS -- 27.9%
 Broadcom, Class A        228,000    39,301
 Intel                    325,700    41,303
 Maxim Integrated
   Products               637,600    41,324
 PMC-Sierra               235,000    45,091

--------------------------------------------------------------------------------
                        Shares/Face   Market
Description             Amount (000) Value (000)
--------------------------------------------------------------------------------
 SEMI-CONDUCTORS/ELECTRONICS (CONTINUED)
 Semtech                  623,000 $  42,481
 TriQuint Semiconductor   525,600    54,038
                                   --------
                                    263,538
                                   --------
--------------------------------------------------------------------------------
 STORAGE AREA NETWORKING -- 6.9%
 Brocade Communication
   Systems                383,800    47,591
 JNI Corp.                455,000    18,172
                                   --------
                                     65,763
                                   --------
--------------------------------------------------------------------------------
 SEMI-CONDUCTOR CAPITAL EQUIPMENT MANUFACTURING -- 10.5%
 Applied Materials        482,600    49,135
 Novellus Systems         750,000    50,016
                                   --------
                                     99,151
                                   --------
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT -- 4.0%
 Digital Microwave      1,015,000    37,492
                                   --------
                                     37,492
                                   --------

TOTAL COMMON STOCKS
   (Cost $685,009)                  937,021
                                   --------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.4%
 J.P. Morgan
   5.670%, dated 04/28/00, matures
   05/01/00, repurchase price $23,083,524
   (collateralized by U.S. Treasury
   Note, par value $23,727,000,
   6.000%, 08/15/04, total market
   value: $23,534,407)    $23,073    23,073
                                   --------

TOTAL REPURCHASE AGREEMENT
  (Cost $23,073)                     23,073
                                   --------
TOTAL INVESTMENTS --  101.4%
  (Cost $708,082)                   960,094
                                   --------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES,
   Net-- (1.4%)                     (13,780)
                                  ---------

--------------------------------------------------------------------------------
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RED OAK TECHNOLOGY SELECT FUND -- CONTINUED
--------------------------------------------------------------------------------
                                  Market
Description                    Value (000)
--------------------------------------------------------------------------------
NET ASSETS:

Portfolio Shares (unlimited authorization
  -- no par value) based on 30,393,892
  outstanding shares of beneficial
  interest                         $706,541
Accumulated net investment loss      (2,193)
Accumulated net realized loss
  on investments                    (10,046)
Net unrealized appreciation
  on investments                    252,012
                                  ---------
 TOTAL NET ASSETS -- 100.0%        $946,314
                                  ---------
                                  ---------

Net Asset Value, Offering and Redemption
  Price Per Share                    $31.14
                                  ---------
                                  ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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
STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
(UNAUDITED)

                                                      PIN OAK       WHITE OAK       RED OAK
                                                 AGGRESSIVE STOCK GROWTH STOCK TECHNOLOGY SELECT
                                                       FUND           FUND           FUND
                                                 ---------------- ------------ ------------------
                                                     11/01/99       11/01/99       11/01/99
                                                    TO 4/30/00     TO 4/30/00     TO 4/30/00
-------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ..................................     $     131      $   7,100   $        12
   Interest ...................................           727          2,478           619
-------------------------------------------------------------------------------------------------
      Total Investment Income .................           858          9,578           631
-------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...................         1,200         11,029         2,092
   Investment Advisory Fee Waiver .............           (73)            --          (108)
   Administration Fees ........................           226          1,339           348
   Custodian Fees .............................             8             87            14
   Transfer Agent Fees and Expenses ...........           145          1,672           264
   Professional Fees ..........................             5             38            10
   Trustee Fees ...............................             1             13             2
   Registration Fees ..........................            92            269           169
   Printing ...................................            16            174            32
   Insurance and Other Fees ...................             1              6             1
-------------------------------------------------------------------------------------------------
      Total Expenses ..........................         1,621         14,627         2,824
-------------------------------------------------------------------------------------------------
      Net Investment Loss .....................          (763)        (5,049)       (2,193)
-------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold .........................         3,496         10,188        (8,680)
   Net Change in Unrealized Appreciation
      of  Investment Securities ...............        78,616        816,365       201,576
-------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain
         on Investments .......................        82,112        826,553       192,896
-------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
         From Operations ......................       $81,349       $821,504      $190,703
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       14
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STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

                                                    PIN OAK               WHITE OAK                 RED OAK
                                                AGGRESSIVE STOCK         GROWTH STOCK              TECHNOLOGY
                                                     FUND                    FUND                 SELECT FUND
                                           -----------------------  ----------------------- -----------------------
                                             11/01/99                 11/01/99                11/01/99
                                           TO 04/30/00   11/01/98   TO 04/30/00   11/01/98  TO 04/30/00 12/31/98 (1)
                                           (UNAUDITED) TO 10/31/99  (UNAUDITED) TO 10/31/99 (UNAUDITED) TO 10/31/99
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ...................  $    (763)  $    (419) $  (5,049)  $ (5,231) $   (2,193)        $ (531)
   Net Realized Gain (Loss)
         on Securities Sold ..............      3,496       6,073     10,188     (3,755)     (8,680)        (1,366)
   Net Unrealized Appreciation of
      Investment Securities ..............     78,616      41,997    816,365    613,797     201,576         50,436
---------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations ....................     81,349      47,651    821,504    604,811     190,703         48,539
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .................         --          --         --         --          --             --
   Realized Capital Gains ................     (5,465)         --         --         --          --             --
---------------------------------------------------------------------------------------------------------------------
      Total Distributions ................     (5,465)         --         --         --          --             --
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued .........................    400,174      84,532  1,159,206  1,169,912     759,552        137,216
   Shares Issued in Lieu of Cash Distributions  5,222          --         --         --          --             --
   Shares Redeemed .......................    (92,884)    (41,872)  (456,399)  (408,578)   (172,503)       (17,193)
---------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets From Capital
         Share Transactions ..............    312,512      42,660    702,807    761,334     587,049        120,023
---------------------------------------------------------------------------------------------------------------------
            Total Increase in Net Assets .    388,396      90,311  1,524,311  1,366,145     777,752        168,562
---------------------------------------------------------------------------------------------------------------------
Net Assets
      Beginning of Period ................    131,755      41,444  2,196,364    830,219     168,562             --
---------------------------------------------------------------------------------------------------------------------
      End of Period ......................   $520,151    $131,755 $3,720,675 $2,196,364    $946,314       $168,562
---------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ................................      6,080       2,631     17,901     25,841      26,483         11,337
   Issued in Lieu of Cash Distributions ..        112          --        --          --          --             --
   Redeemed ..............................     (1,488)     (1,369)    (7,090)    (9,008)     (6,041)        (1,385)
---------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions ....      4,704        1,262    10,811     16,833      20,442          9,952
---------------------------------------------------------------------------------------------------------------------

(1) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31,
    1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       15

                                                           WWW.OAKASSOCIATES.COM

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2000 (UNAUDITED)

1. ORGANIZATION:

THE OAK ASSOCIATES FUNDS (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with three funds: Pin Oak Aggressive Stock Fund, White Oak Growth Stock Fund and Red Oak Technology Select Fund (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On February 25, 1998, the shareholders of the Advisors' Inner Circle White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund (the "Oak Funds") voted to approve a tax-free reorganization of the Oak Funds through a transfer of all assets and liabilities to the Oak Associates Funds White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund. The reorganization took place on February 27, 1998.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

    SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange (or reported on the NASDAQ national market system), are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

    Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

    FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.
    EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and paid to Shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

    Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

   USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administrative Agreement dated February 27, 1998, under which the Administrator provides management and administrative services for an annual fee of 0.15% of the average daily net assets of each of the Funds up to $250 million, 0.12% on the next $200 million, 0.10% on the next $200 million, and 0.08% of such assets in excess of $650 million.
There is a minimum annual fee of $75,000 per fund.

The Trust has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $29,802 for the six months ended April 30, 2000.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds to persons who beneficially own interests in the Funds.

--------------------------------------------------------------------------------
                                       17

                                                           WWW.OAKASSOCIATES.COM

--------------------------------------------------------------------------------
APRIL 30, 2000 (UNAUDITED)

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2000, are as follows:

                 PIN OAK  WHITE OAK  RED OAK
               AGGRESSIVE  GROWTH  TECHNOLOGY
                  STOCK     STOCK    SELECT
                  FUND      FUND      FUND
                  (000)     (000)     (000)
               -------------------------------
Purchases ...  $300,797  $822,152  $733,420
Sales .......   21,762    208,246   153,392

At April 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2000, are as follows:

                 PIN OAK   WHITE OAK   RED OAK
               AGGRESSIVE   GROWTH   TECHNOLOGY
                  STOCK      STOCK     SELECT
                  FUND       FUND       FUND
                  (000)      (000)      (000)
               ----------- ---------- ----------
Aggregate gross
  unrealized
  appreciation    $178,573  $1,579,703  $287,733
Aggregate gross
  unrealized
 depreciation      (44,934)    (70,443)  (35,721)
                  --------  ----------  --------
Net unrealized
 appreciation     $133,639  $1,509,260  $252,012
                  --------  ----------  --------
                  --------  ----------  --------


7. CAPITAL LOSS CARRYFORWARDS:
The capital loss carryforwards at October 31, 1999, for federal income tax purposes are as follows (000):
                         EXPIRES    EXPIRES
                          2006       2007
                         -------    -------
White Oak Growth
  Stock Fund ..........  $5,957    $3,755
Red Oak Technology
  Select Fund .........  $   --    $1,366

The capital loss carryforwards will be used to offset future net realized gains, if any, and such gains offset will not be distributed.



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                                      NOTES

                             [LOGO OF TREE OMITTED]

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                                       19
                                                           WWW.OAKASSOCIATES.COM

                                      NOTES

                             [LOGO OF TREE OMITTED]

--------------------------------------------------------------------------------
                                       20
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


[OAK LOGO OMITTED]
OAK
ASSOCIATES
FUNDS

P.O. BOX 219441
KANSAS CITY, MO 64121-9441


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(1-888-462-5386)


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